Commitments and Contingencies	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies

The Company is subject to various legal proceedings and claims, including patent infringement claims, product liability matters, environmental matters, employment disputes, contractual disputes and other commercial disputes, including those described below. The Company believes that these legal proceedings and claims likely will be resolved over an extended period of time. Although it is not feasible to predict the outcome of these matters, the Company believes, unless indicated below, given the information currently available, that their ultimate resolution will not have a material adverse effect on its financial condition, results of operations and cash flows.

Governmental Proceedings

On November 30, 2011 and October 22, 2012, the Company received subpoenas from the U.S. Drug Enforcement Administration requesting production of documents relating to its suspicious order monitoring programs. The Company is complying as required by the terms of the subpoenas. While it is not possible at this time to determine with certainty the outcome of these proceedings, the Company believes, given the information currently available, that their ultimate resolution will not have a material adverse effect on its financial condition, results of operations and cash flows.

Patent/Antitrust Litigation

Tyco Healthcare Group LP, et al. v. Mutual Pharmaceutical Company, Inc. The Company filed a patent infringement suit in the U.S. District Court for the District of New Jersey against Mutual Pharmaceutical Co., Inc., et al. (collectively, “Mutual”) on March 20, 2007 pursuant to procedures set out in the Drug Price Competition and Patent Term Restoration Act of 1984, after Mutual submitted an Abbreviated New Drug Application (“ANDA”) to the FDA seeking to sell a generic version of the Company’s 7.5mg RESTORIL™ sleep aid product. Mutual also filed antitrust and unfair competition counterclaims. The patents at issue have since expired or been found invalid. On January 18, 2013, the trial court issued an opinion and order granting the Company’s motion for summary judgment regarding Mutual’s antitrust and unfair competition counterclaims. On May 1, 2013, Mutual appealed this decision to the U.S. Court of Appeals for the Federal Circuit and oral arguments were heard on February 6, 2014. While it is not possible at this time to determine with certainty the ultimate outcome of the counterclaims, the Company believes, given the information currently available, that their ultimate resolution will not have a material adverse effect on its financial condition, results of operations and cash flows.

‘222 and ‘218 Patent Litigation: Exela Pharma Sciences, LLC and Perrigo Company. In August 2011, Cadence, a subsidiary of the Company, and Pharmatop, the owner of the two U.S. patents and two Canadian patents licensed exclusively by Cadence, filed suit in the U.S. District Court for the District of Delaware against Exela Pharma Sciences, LLC, Exela PharmaSci, Inc. and Exela Holdings, Inc. (collectively, “Exela”) and Perrigo Company, and its subsidiary, Paddock Laboratories, LLC (collectively, “Perrigo”). In the lawsuit, Cadence alleged that Exela and Perrigo infringed U.S. Patent Nos. 6,028,222 (“the ‘222 patent”) and 6,992,218 (“the ‘218 patent”) by filing their ANDAs seeking approval from the FDA to market a generic version of Ofirmev prior to the expiration of these patents. The ‘222 and ‘218 patents are listed in the FDA’s Approved Drug Products with Therapeutic Equivalence Evaluations, commonly known as the Orange Book. The patent infringement lawsuit was filed within 45 days of receipt of the pertinent notice letter, thereby triggering a stay of FDA approval of the Exela and Perrigo ANDAs until the earlier of the expiration of a 30-month period, the expiration of the ‘222 and ‘218 patents, the entry of a settlement order or consent decree stating that the ‘222 and ‘218 patents are invalid or not infringed, a decision in the case concerning infringement or validity that is favorable to Exela, or such shorter or longer period as the court may order. Exela filed an answer in the case that asserted, among other things, non-infringement and invalidity of the asserted patents, as well as certain counterclaims.

In November 2012, Cadence entered into a settlement agreement and a license agreement with Perrigo to settle similar litigation. The settlement agreement includes a stipulation by the parties requesting dismissal with prejudice of the lawsuit filed by Cadence relating to the ANDA filed by Perrigo. Under the terms of the license agreement, Cadence granted to the holder of the Perrigo ANDA and its affiliates the non-exclusive right to market a generic intravenous acetaminophen product in the U.S. under the Perrigo ANDA beginning December 6, 2020, or earlier under certain circumstances. The license agreement also provides that Perrigo has been granted the exclusive right of first refusal to negotiate an agreement with Cadence to market an authorized generic version of Ofirmev (i.e., a generic version marketed under Cadence’s New Drug Application (“NDA”)) in the U.S., in the event that Cadence elects to launch an authorized generic version of the product.

A bench trial for the lawsuit with Exela was held and the court ruled in favor of Cadence in November 2013 and found Exela’s ANDA for a generic version of Ofirmev infringed the ‘222 and ‘218 patents. An appeal of the decision in favor of Cadence was filed by Exela on December 20, 2013. While it is not possible at this time to determine with certainty the ultimate outcome of the case, an adverse outcome could result in the launch of one or more generic versions of Ofirmev before the expiration of the last of the listed patents in June 2021 (or December 2021 if pediatric exclusivity is granted), could adversely affect the Company’s ability to successfully maximize the value of Ofirmev and have an adverse effect on its financial condition, results of operations and cash flows.

‘222 and ‘218 Patent Litigation: Fresenius Kabi USA, LLC, Sandoz, Inc. and Wockhardt USA LLC. In January 2013 and February 2013, respectively, Cadence filed suits in the U.S. District Court for the Southern District of California against Fresenius Kabi USA, LLC (“Fresenius”) and Sandoz, Inc. (“Sandoz”), following receipt of December 2012 notices from each company concerning their submissions of a NDA and an ANDA containing Paragraph IV patent certifications with the FDA for generic versions of Ofirmev. In October 2013, Cadence filed a motion to amend its complaint against Sandoz to join Sandoz AG, Neogen International N.V., APC Pharmaceuticals, LLC, and DIACO S.p.A. (collectively, “the Sandoz Parties”) to the lawsuit against Sandoz due to the involvement of each of these companies with the preparation of the Sandoz ANDA and related matters.

In the lawsuits against Fresenius and the Sandoz Parties, which were coordinated for purposes of discovery and other pretrial proceedings in the Southern District of California, Cadence alleged that Fresenius and the Sandoz Parties each infringed the ‘222 and ‘218 patents by filing a NDA, in the case of Fresenius, or an ANDA, in the case of the Sandoz Parties, seeking approval from the FDA to market a generic version of Ofirmev prior to the expiration of these patents. Both Fresenius and the Sandoz Parties filed answers in the Southern District of California asserting, among other things, non-infringement and invalidity of the asserted patents, as well as certain counterclaims. Both the Fresenius and Sandoz lawsuits were filed within 45 days of receipt of the respective notice letters, thereby triggering a stay of FDA approval of the Fresenius NDA and the Sandoz ANDA until the earlier of the expiration of a 30-month period, the expiration of the ‘222 and ‘218 patents, the entry of a settlement order or consent decree stating that the ‘222 and ‘218 patents are invalid or not infringed, a decision in the case concerning infringement or validity that is favorable to Fresenius and/or the Sandoz Parties, or such shorter or longer period as the court may order.

In January 2014, Cadence entered into a settlement agreement and a binding term sheet for a license agreement with the Sandoz Parties. The settlement agreement includes a stipulation by the parties requesting dismissal with prejudice of the lawsuit filed by the Company relating to the ANDA filed by Sandoz. Under the terms of the license, Cadence granted to the holder of the Sandoz ANDA and its affiliates the non-exclusive right to market a generic intravenous acetaminophen product in the U.S. under the Sandoz ANDA beginning December 6, 2020, or earlier under certain circumstances. Cadence also agreed that in the event that it determines to launch an authorized generic version of Ofirmev (i.e., a generic version marketed under its NDA) in the U.S. and Perrigo elects not to exercise its right of first refusal to become the distributor of the authorized generic version of the product, Cadence will grant a similar right of first refusal to the holder of the Sandoz ANDA on substantially the same terms as those previously granted to Perrigo. Litigation remains ongoing against Fresenius, and the bench trial for such lawsuit is tentatively scheduled to commence in July 2014.

In December 2013, Cadence received a notice from Wockhardt USA LLC (“Wockhardt”), stating that Wockhardt filed an ANDA containing a Paragraph IV patent certification with the FDA for a generic version Ofirmev. This notice stated that the Paragraph IV patent certification was made with respect to both the ‘222 patent and the ‘218 patent. Cadence filed suit against Wockhardt Limited, Wockhardt BIO AG and Wockhardt in January 2014 in the U.S. District Court of Delaware and in the U.S. District Court of New Jersey. In March 2014, Cadence entered into a settlement agreement and a license agreement with Wockhardt. The settlement agreement includes a stipulation by the parties requesting dismissal with prejudice of the lawsuit filed by Cadence relating the ANDA filed by Wockhardt. Under the terms of the license agreement, Cadence granted to the holder of Wockhardt ANDA and its affiliates the non-exclusive right to market a generic intravenous acetaminophen product in the U.S. under the Wockhardt ANDA beginning December 6, 2020, or earlier under certain circumstances.

The Company intends to vigorously enforce its intellectual property rights relating to Ofirmev to prevent the marketing of infringing generic products prior to the expiration of the Cadence patents. The ‘222 patent expires in August 2017 (or February 2018 if pediatric exclusivity is granted) and the ‘218 patent expires in June 2021 (or December 2021 if pediatric exclusivity is granted). While it is not possible at this time to determine with certainty the ultimate outcome of the cases, an adverse outcome could result in the launch of one or more generic versions of Ofirmev before the expiration of the last of the listed patents, which could adversely affect the Company’s ability to successfully maximize the value of Ofirmev and have an adverse effect on its financial condition, results of operations and cash flows.

‘222 and ‘218 Patents: Ex Parte Reexamination. In September 2012, Exela filed with the U.S. Patent and Trademark Office (“USPTO”) a Request for Ex Parte Reexamination of the ‘222 patent. In December 2012, Cadence received notice that the USPTO had granted the Request for Reexamination. The reexamination process is provided for by law and requires the USPTO to consider the scope and validity of the patent based on substantial new questions of patentability raised by a third party or the USPTO. In February 2013, Cadence and Pharmatop filed with the USPTO a patent owner’s statement commenting on the reexamination request, and in April 2013, Exela filed comments in response to the patent owner’s statement. In a non-final, initial office action issued by the USPTO in August 2013, the USPTO rejected certain claims of the ‘222 patent. A response to the first office action was filed in November 2013. A supplemental amendment and response was filed in February 2014 and a next office action was issued in March 2014.

In addition, in January 2014, an unidentified third party filed with the USPTO a Request for Ex Parte Reexamination of the ‘218 patent. The reexamination request was granted on March 14, 2014.

All of the claims of the ‘222 and ‘218 patents remain valid and in force during the reexamination proceedings. Because Cadence and Pharmatop believe that the scope and validity of the patent claims in these patents are appropriate and that the USPTO’s prior issuances of the patents were correct, the Company, in conjunction with Cadence and Pharmatop, will vigorously defend these patents. It is not possible at this time to determine with certainty whether Cadence and Pharmatop ultimately will succeed in maintaining the scope and validity of the claims of these patents during reexamination. If any of the patent claims in these patents ultimately are narrowed during prosecution before the USPTO, the extent of the patent coverage afforded to Ofirmev could be impaired, which could have an adverse effect on the Company’s financial condition, results of operations and cash flows.

‘218 Patent Litigation: Exela Pharma Sciences, LLC. In April 2012, Exela filed suit against David J. Kappos and the USPTO in the U.S. District Court for the Eastern District of Virginia for declaratory judgment seeking a reversal of the USPTO’s decision not to act on a petition by Exela to vacate the USPTO’s April 2003 order reviving the international application for the ‘218 patent. The lawsuit followed the USPTO’s rejection of Exela’s petition to the USPTO filed in November 2011, which sought to vacate the April 23, 2003 order granting Pharmatop’s petition to revive the ‘218 patent. The USPTO determined that Exela lacked standing to seek such relief. Exela also seeks declaratory judgment that the USPTO’s rules and regulations that allow for revival of abandoned, international patent applications under the “unintentional” standard are invalid, and similar relief in connection with one or more counterclaims it has filed in the Delaware litigation. Cadence’s motion to intervene in this lawsuit was granted in October 2012. In December 2012, the district court dismissed the case with prejudice as barred by the applicable statute of limitations. In February 2013, Exela appealed the district court’s decision to the Court of Appeals for the Federal Circuit. The Court of Appeals heard oral argument on the appeal in February 2014. A decision by the Court of Appeals in favor of Exela could ultimately result in the invalidation of the ‘218 patent.

Pricing Litigation

State of Utah v. Actavis US, Inc., et al. The Company, along with numerous other pharmaceuticals companies, are defendants in this matter which was filed May 8, 2008, and is pending in the Third Judicial Circuit of Salt Lake County, Utah. The State of Utah alleges, generally, that the defendants reported false pricing information in connection with certain drugs that are reimbursable under Medicaid, resulting in overpayment by state Medicaid programs for those drugs, and is seeking monetary damages and attorneys’ fees. The Company believes that it has meritorious defenses to these claims and is vigorously defending against them. While it is not possible at this time to determine with certainty the outcome of the case, the Company believes, given the information currently available, that their ultimate resolution will not have a material adverse effect on its financial condition, results of operations and cash flows.

Environmental Remediation and Litigation Proceedings

The Company is involved in various stages of investigation and cleanup related to environmental remediation matters at a number of sites, including those described below. The ultimate cost of site cleanup and timing of future cash outlays is difficult to predict, given the uncertainties regarding the extent of the required cleanup, the interpretation of applicable laws and regulations and alternative cleanup methods. The Company concluded that, as of March 28, 2014, it was probable that it would incur remedial costs in the range of $44.9 million to $118.6 million. The Company also concluded that, as of March 28, 2014, the best estimate within this range was $68.0 million, of which $4.3 million was included in accrued and other current liabilities and the remainder was included in environmental liabilities on the unaudited condensed consolidated balance sheet at March 28, 2014.

Crab Orchard National Wildlife Refuge Superfund Site, near Marion, Illinois. The Company is a successor in interest to International Minerals and Chemicals Corporation (“IMC”). Between 1967 and 1982, IMC leased portions of the Additional and Uncharacterized Sites (“AUS”) Operable Unit at the Crab Orchard Superfund Site (“the Site”) from the government and manufactured various explosives for use in mining and other operations. In March 2002, the Department of Justice, the U.S. Department of the Interior and the U.S. Environmental Protection Agency (“EPA”) (together, “the Government Agencies”) issued a special notice letter to General Dynamics Ordnance and Tactical Systems, Inc. (“General Dynamics”), one of the other potentially responsible parties (“PRPs”) at the Site, to compel General Dynamics to perform the remedial investigation and feasibility study (“RI/FS”) for the AUS Operable Unit. General Dynamics negotiated an Administrative Order on Consent (“AOC”) with the Government Agencies to conduct an extensive RI/FS at the Site under the direction of the U.S. Fish and Wildlife Service. General Dynamics asserted in August 2004 that the Company is jointly and severally liable, along with approximately eight other lessees and operators at the AUS Operable Unit, for alleged contamination of soils and groundwater resulting from historic operations, and has threatened to file a contribution claim against the Company and other parties for recovery of its costs incurred in connection with the RI/FS activities being conducted at the AUS Operable Unit. The Company and other PRPs who received demand letters from General Dynamics have explored settlement alternatives, but have not reached settlement to date. The Company and other PRPs are awaiting completion of the RI/FS by General Dynamics before the initiation of formal PRP negotiations to address resolution of these alleged claims. While it is not possible at this time to determine with certainty the ultimate outcome of this case, the Company believes, given the information currently available, that the final resolution of all known claims, after taking into account amounts already accrued, will not have a material adverse effect on its financial condition, results of operations and cash flows.

Mallinckrodt Veterinary, Inc., Millsboro, Delaware. The Company previously operated a plant in Millsboro, Delaware (“the Millsboro Site”) that manufactured various animal healthcare products. In 2005, the Delaware Department of Natural Resources and Environmental Control found trichloroethylene (“TCE”) in the Millsboro public water supply at levels that exceeded the federal drinking water standards. Further investigation to identify the TCE plume in the ground water indicated that the plume has extended to property owned by a third party near the Millsboro Site. The Company, and another former owner, assumed responsibility for the Millsboro Site cleanup under the Alternative Superfund Program administered by the EPA. The Company and another PRP have entered into two AOCs with the EPA to perform investigations to abate, mitigate or eliminate the release or threat of release of hazardous substances at the Millsboro Site and to conduct an Engineering Evaluation/Cost Analysis to characterize the nature and extent of the contamination. The Company, along with the other party, continues to conduct the studies and prepare remediation plans in accordance with the AOCs. While it is not possible at this time to determine with certainty the ultimate outcome of this matter, the Company believes, given the information currently available, that the ultimate resolution of all known claims, after taking into account amounts already accrued, will not have a material adverse effect on its financial condition, results of operations and cash flows.

Coldwater Creek, Saint Louis County, Missouri. The Company is named as a defendant in numerous tort complaints filed between February 2012 and April 2014 with numerous plaintiffs pending in the U.S. District Court for the Eastern District of Missouri. These cases allege personal injury for alleged exposure to radiological substances present in Coldwater Creek in Missouri. Plaintiffs lived in various locations in Saint Louis County, Missouri near Coldwater Creek. Radiological residues which may have been present in the creek have been remediated by the U.S. Army Corps of Engineers. The Company believes that it has meritorious defenses to these complaints and is vigorously defending against them. The Company is unable to estimate a range of reasonably possible losses for the following reasons: (i) the proceedings are in early stages; (ii) the Company has not received and reviewed complete information regarding the plaintiffs and their medical conditions; and (iii) there are significant factual issues to be resolved. While it is not possible at this time to determine with certainty the ultimate outcome of these cases, the Company believes, given the information currently available, that the ultimate resolution of all known claims will not have a material adverse effect on its financial condition, results of operations and cash flows.

Lower Passaic River, New Jersey. The Company and approximately 70 other companies comprise the Lower Passaic Cooperating Parties Group (“the CPG”) and are parties to a May 2007 AOC with the EPA to perform a RI/FS of the 17-mile stretch known as the Lower Passaic River Study Area (“the River”). The Company’s potential liability stems from former operations at Lodi and Belleville, New Jersey. In June 2007, the EPA issued a draft Focused Feasibility Study (“FFS”) that considered interim remedial options for the lower 8-miles of the river, in addition to a “no action” option. As an interim step related to the 2007 AOC, the CPG voluntarily entered into an AOC on June 18, 2012 with the EPA for remediation actions focused solely at mile 10.9 of the River. The Company’s estimated costs related to the RI/FS and focused remediation at mile 10.9, based on interim allocations, are immaterial and have been accrued.

On April 11, 2014, the EPA issued its revised FFS, with remedial alternatives to address cleanup of the lower 8-mile stretch of the River, which also included a “no action” option. The EPA estimates the cost for the alternatives range from $365.0 million to $3.2 billion. The EPA’s preferred approach would involve bank-to-bank dredging of the lower 8-mile stretch of the River and installing an engineered cap at a discounted, estimated cost of $1.7 billion. Based on the issuance of the EPA’s revised FFS, the Company recorded a $23.1 million accrual in the second quarter of fiscal 2014 representing the Company’s estimate of its allocable share of the joint and several remediation liability resulting from this matter. Despite the issuance of the revised FFS, there are many uncertainties associated with the final agreed upon remediation and the Company’s allocable share of the remediation. Given those uncertainties, the amounts accrued may not be indicative of the amounts for which the Company is ultimately responsible and will be refined as events in the remediation process occur.

Products Liability Litigation

Beginning with lawsuits brought in July 1976, the Company is also named as a defendant in personal injury lawsuits based on alleged exposure to asbestos-containing materials. A majority of the cases involve product liability claims based principally on allegations of past distribution of products containing asbestos. A limited number of the cases allege premises liability based on claims that individuals were exposed to asbestos while on the Company’s property. Each case typically names dozens of corporate defendants in addition to the Company. The complaints generally seek monetary damages for personal injury or bodily injury resulting from alleged exposure to products containing asbestos. The Company’s involvement in asbestos cases has been limited because it did not mine or produce asbestos. Furthermore, in the Company’s experience, a large percentage of these claims have never been substantiated and have been dismissed by the courts. The Company has not suffered an adverse verdict in a trial court proceeding related to asbestos claims and intends to continue to defend these lawsuits. When appropriate, the Company settles claims; however, amounts paid to settle and defend all asbestos claims have been immaterial. As of March 28, 2014, there were approximately 11,750 asbestos-related cases pending against the Company.

The Company estimates pending asbestos claims and claims that were incurred but not reported and related insurance recoveries, which are recorded on a gross basis in the unaudited condensed consolidated balance sheets. The Company’s estimate of its liability for pending and future claims is based on claims experience over the past five years and covers claims either currently filed or expected to be filed over the next seven years. The Company believes that it has adequate amounts recorded related to these matters. While it is not possible at this time to determine with certainty the ultimate outcome of these asbestos-related proceedings, the Company believes, given the information currently available, that the ultimate resolution of all known and anticipated future claims, after taking into account amounts already accrued, along with recoveries from insurance, will not have a material adverse effect on its financial condition, results of operations and cash flows.

Asset Retirement Obligations

The Company has recorded asset retirement obligations for the estimated future costs primarily associated with legal obligations to decommission facilities within the Global Medical Imaging segment, including the facilities located in Petten, the Netherlands and Maryland Heights, Missouri. Substantially all of these obligations are included in other liabilities on the unaudited condensed consolidated and combined balance sheets. The following table provides a summary of the changes in the Company’s asset retirement obligations:

Balance at September 27, 2013	$50.6
Accretion expense	1.6
Currency translation	0.5

Balance at March 28, 2014	$52.7

The Company believes, given the information currently available, that any potential payment of such estimated amounts will not have a material adverse effect on its financial condition, results of operations and cash flows.

Industrial Revenue Bonds

The Company exchanged title to $27.4 million of its plant assets in return for an equal amount of Industrial Revenue Bonds (“IRB”) issued by Saint Louis County. The Company also simultaneously leased such assets back from Saint Louis County under a capital lease expiring December 2025, the terms of which provide it with the right of offset against the IRBs. The lease also provides an option for the Company to repurchase the assets at the end of the lease for nominal consideration. These transactions collectively result in a ten-year property tax abatement from the date the property is placed in service. Due to right of offset, the capital lease obligation and IRB asset are recorded net in the unaudited condensed consolidated balance sheets. The Company expects that the right of offset will be applied to payments required under these arrangements.

Tax Matters

The income tax returns of the Company and its subsidiaries are periodically examined by various tax authorities. The resolution of these matters is subject to the conditions set forth in the tax matters agreement entered into between the Company and Covidien (“the Tax Matters Agreement”). Covidien has the right to administer, control and settle all U.S. income tax audits for periods prior to the Separation. While it is not possible at this time to determine with certainty the ultimate outcome of these matters, the Company believes, given the information currently available, that established liabilities are reasonable and that the ultimate resolution of these matters will not have a material adverse effect on its financial condition, results of operations and cash flows.

With respect to certain tax returns filed by predecessor affiliates of the Company and Covidien, the U.S. Internal Revenue Service (“IRS”) has concluded its field examination for the years 1997 through 2000 and has proposed tax adjustments. Several of the proposed adjustments could also affect both Covidien’s and the Company’s income tax returns for years after 2000. Certain of the IRS’s proposed adjustments have been appealed, and all but one of the matters associated with the proposed tax adjustments have been resolved. The unresolved proposed adjustment asserts that substantially all of the predecessor affiliates’ intercompany debt originating during the years 1997 through 2000 should not be treated as debt for U.S. federal income tax purposes, and has disallowed interest deductions related to the intercompany debt and certain tax attribute adjustments recognized on the U.S. income tax returns. This matter is subject to the Company’s $200.0 million liability limitation for periods prior to September 29, 2012, as prescribed in the Tax Matters Agreement. While it is not possible at this time to determine with certainty the ultimate outcome of this matter, the Company believes, given the information available to it today, that it will not have a material adverse effect on its financial condition, results of operations and cash flows.

Acquisition-Related Litigation

Nine purported class action lawsuits have been filed in February 2014 and March 2014 by purported holders of Cadence common stock in connection with the Company’s acquisition of Cadence, six in the Delaware Court of Chancery (consolidated under the caption In re Cadence Pharmaceuticals, Inc. Stockholders Litigation), and three in California State Court, San Diego County (Denny v. Cadence Pharmaceuticals, Inc., et al., Militello v. Cadence Pharmaceuticals, Inc., et al., and Schuon v. Cadence Pharmaceuticals, Inc., et al.). The actions bring claims against, and generally allege that, the board of directors of Cadence breached their fiduciary duties in connection with the acquisition by, among other things, failing to maximize shareholder value, and the Delaware and Schuon actions further allege that Cadence omitted to disclose allegedly material information in its Schedule 14D-9. The lawsuits also allege, among other things, that the Company aided and abetted the purported breaches of fiduciary duty. The lawsuits seek various forms of relief, including but not limited to, rescission of the transaction, damages and attorneys’ fees and costs. On March 7, 2014, following expedited discovery, the parties in the consolidated Delaware action entered into a Memorandum of Understanding (“the MOU”), which sets forth the parties’ agreement in principle for a settlement of those actions. The settlement contemplated by the MOU will include, among other things, a release of all claims relating to the Company’s acquisition of Cadence as set forth in the MOU. The settlement is subject to a number of conditions, including, among other things, final court approval following notice to the class. There have been no substantive proceedings in any of the California actions. While it is not possible at this time to determine with certainty the ultimate outcomes of these matters, the Company believes, given the information available to it today, that they will not have a material adverse effect on its financial condition, results of operations and cash flows.

Eight purported class action lawsuit were filed in April 2014 in the California State Court, Orange County by purported holders of Questcor Pharmaceuticals, Inc. (“Questcor”) common stock in connection with the Company’s proposed acquisition of Questcor (Hansen v. Thompson, et al., Heng v. Questcor Pharmaceuticals, Inc., et al., Buck v. Questcor Pharmaceuticals, Inc., et al., Yokem v. Questcor Pharmaceuticals, Inc., et al., Ellerbeck v. Questcor Pharmaceuticals, Inc., et al., Richter v. Questcor Pharmaceuticals, Inc., et al., Tramantano v. Questcor Pharmaceuticals, Inc., et al., and Crippen v. Questcor Pharmaceuticals, Inc., et al.). The actions bring claims against, and generally allege that, the board of directors of Questcor breached their fiduciary duties in connection with the acquisition by, among other things, agreeing to sell Questcor for inadequate consideration and pursuant to an inadequate process. Some of the lawsuits also allege, among other things, that the Company aided and abetted the purported breaches of fiduciary duty. The lawsuits seek various forms of relief, including but not limited to, an order enjoining the shareholder vote relating to the acquisition, rescission of the transaction if consummated, damages and attorneys’ fees and costs. In addition, plantiffs in a prior-pending derivative litigation, In re Questcor Pharmaceuticals, Inc. Shareholder Derivative Litigation, pending in the U.S. District Court for the Central District of California, have filed an application to lift the stay of that action in order to file an amended complaint alleging that the board of directors of Questcor breached their fiduciary duties in connect with the acquisition. While it is not possible at this time to determine with certainty the ultimate outcomes of these matters, the Company believes, given the information available to it today, that they will not have a material adverse effect on its financial condition, results of operations and cash flows. For further information on the Company’s proposed acquisition of Questcor, see Note 21.

Other Matters

The Company is a defendant in a number of other pending legal proceedings relating to present and former operations, acquisitions and dispositions. Given the information currently available, the Company does not expect the ultimate resolution of these proceedings, either individually or in the aggregate, to have a material adverse effect on its financial condition, results of operations and cash flows.

18.	Commitments and Contingencies

The Company has purchase obligations related to commitments to purchase certain goods and services. At September 27, 2013, such obligations were as follows:

Fiscal 2014	$74.9
Fiscal 2015	23.7
Fiscal 2016	22.3
Fiscal 2017	—
Fiscal 2018	—

The Company is subject to various legal proceedings and claims, including patent infringement claims, product liability matters, environmental matters, employment disputes, contractual disputes and other commercial disputes, including those described below. The Company believes that these legal proceedings and claims likely will be resolved over an extended period of time. Although it is not feasible to predict the outcome of these matters, the Company is of the opinion that their ultimate resolution will not have a material adverse effect on its financial condition, results of operations and cash flows.

Governmental Proceedings

On January 7, 2009, the Company received a subpoena from the U.S. Attorney’s Office for the Northern District of California requesting production of documents relating to the sales and marketing of its Tofranil-PM, Restoril and Magnacet products. In June 2013, the Company agreed to settlement terms in this proceeding providing for a cash payment by the Company of $3.5 million, which was consistent with the Company’s previously established accrual.

On November 30, 2011 and October 22, 2012, the Company received subpoenas from the U.S. Drug Enforcement Administration requesting production of documents relating to its suspicious order monitoring programs. The Company is complying as required by the terms of the subpoenas. While it is not possible at this time to determine with certainty the outcome of these proceedings, the Company believes that the ultimate resolution will not have a material adverse effect on its financial condition, results of operations and cash flows.

Patent/Antitrust Litigation

Tyco Healthcare Group LP, et al. v. Mutual Pharmaceutical Company, Inc. The Company filed a patent infringement suit in the U.S. District Court for the District of New Jersey against Mutual Pharmaceutical Co., Inc., et al. (collectively, “Mutual”) on March 20, 2007 pursuant to procedures set out in the Drug Price Competition and Patent Term Restoration Act of 1984, after Mutual submitted an Abbreviated New Drug Application to the FDA seeking to sell a generic version of the Company’s 7.5 mg Restoril sleep aid product. Mutual also filed antitrust and unfair competition counterclaims. The patents at issue have since expired or been found invalid. On January 18, 2013, the trial court issued an opinion and order granting the Company’s motion for summary judgment regarding Mutual’s antitrust and unfair competition counterclaims. On May 1, 2013, Mutual appealed this decision to the U.S. Court of Appeals for the Federal Circuit. While it is not possible at this time to determine with certainty the ultimate outcome of the counterclaims, the Company believes that the final resolution of the claims will not have a material adverse effect on its financial condition, results of operations and cash flows.

Pricing Litigation

Two cases were brought against the Company that allege generally that the Company and numerous other pharmaceuticals companies reported false pricing information in connection with certain drugs that are reimbursable under Medicaid, resulting in overpayment by state Medicaid programs for those drugs. These cases, brought by state Attorneys General in Utah and Louisiana, generally seek monetary damages and attorneys’ fees. The Company is named as a defendant in State of Utah v. Actavis US, Inc., et al. filed May 8, 2008, which is pending in the Third Judicial Circuit of Salt Lake County, Utah. The Company was also named in State of Louisiana v. Abbott Laboratories Inc., et al. filed November 3, 2010, which was pending in the 19th Judicial District, Parish of East Baton Rouge, Louisiana. In May 2013, the Company agreed to terms of settlement with the Attorney General for the State of Louisiana resolving all claims in State of Louisiana v. Abbott Laboratories Inc., et al. The settlement did not have a material impact on the Company’s consolidated and combined financial statements. The Utah case is pending and the Company intends to contest that case and to explore other options as appropriate. While it is not possible at this time to determine with certainty the outcome of the case, the Company believes that the ultimate resolution will not have a material adverse effect on its financial condition, results of operations and cash flows.

Environmental Remediation and Litigation Proceedings

The Company is involved in various stages of investigation and cleanup related to environmental remediation matters at a number of sites, including those described below. The ultimate cost of site cleanup and timing of future cash outlays is difficult to predict, given the uncertainties regarding the extent of the required cleanup, the interpretation of applicable laws and regulations and alternative cleanup methods. The Company concluded that, as of September 27, 2013, it was probable that it would incur remedial costs in the range of $46.4 million to $81.5 million. The Company also concluded that, as of September 27, 2013, the best estimate within this range was $46.4 million, of which $6.9 million was included in accrued and other current liabilities and the remainder was included in environmental liabilities on the consolidated balance sheet at September 27, 2013.

Orrington, Maine. The Company was a successor to a company which owned and operated a chemical manufacturing facility in Orrington, Maine from 1967 until 1982. As such, the Company was responsible for the costs of completing an environmental site investigation required by the U.S. Environmental Protection Agency (“EPA”) and the Maine Department of Environmental Protection. The Company estimated that, as of September 28, 2012, the cost to comply with the proposed remediation alternatives at this site ranged from $95.8 million to $170.3 million. At September 28, 2012, estimated future investigation and remediation costs of $95.8 million were accrued for this site.

In accordance with the Separation and Distribution Agreement, this liability was retained by Covidien, and, therefore, this liability was removed from environmental liabilities as of June 28, 2013, the date the Separation was completed. As the Company no longer manages this case, it will not continue to update its status for further developments. Further information and details on the history of the case can be found in the information statement filed with the SEC as Exhibit 99.2 to the Company’s Current Report on Form 8-K filed on July 1, 2013.

Penobscot River and Bay. Since April 2000, the Company had been involved in the lawsuit, Maine People’s Alliance and Natural Resources Defense Council, Inc. v. HoltraChem Manufacturing Company, LLC and Mallinckrodt US LLC, filed in the U.S. District Court for the District of Maine by the Natural Resources Defense Council and the Maine People’s Alliance. Plaintiffs sought an injunction requiring the Company to conduct extensive studies of mercury contamination of the Penobscot River and Bay and options for remediating such contamination, and to perform appropriate remedial activities, if necessary.

In accordance with the Separation and Distribution Agreement, this liability was retained by Covidien, and, therefore, this liability was removed from environmental liabilities as of June 28, 2013, the date the Separation was completed. As the Company no longer manages this case, it will not continue to update its status for further developments. Further information and details on the history of this case can be found in the information statement filed with the SEC as Exhibit 99.2 to the Company’s Current Report on Form 8-K filed on July 1, 2013.

Crab Orchard National Wildlife Refuge Superfund Site, near Marion, Illinois. The Company is a successor in interest to International Minerals and Chemicals Corporation (“IMC”). Between 1967 and 1982, IMC leased portions of the Additional and Uncharacterized Sites (“AUS”) Operable Unit at the Crab Orchard Superfund Site (“the Site”) from the government and manufactured various explosives for use in mining and other operations. In March 2002, the Department of Justice, the U.S. Department of the Interior and the EPA (together, “the Government Agencies”) issued a special notice letter to General Dynamics Ordnance and Tactical Systems, Inc. (“General Dynamics”), one of the other potentially responsible parties (“PRPs”) at the Site, to compel General Dynamics to perform the remedial investigation and feasibility study (“RI/FS”) for the AUS Operable Unit. General Dynamics negotiated an Administrative Order on Consent with the Government Agencies to conduct an extensive RI/FS at the Site under the direction of the U.S. Fish and Wildlife Service. General Dynamics asserted in August 2004 that the Company is jointly and severally liable, along with approximately eight other lessees and operators at the AUS Operable Unit, for alleged contamination of soils and groundwater resulting from historic operations, and has threatened to file a contribution claim against the Company and other parties for recovery of its costs incurred in connection with the RI/FS activities being conducted at the AUS Operable Unit. The Company and other PRPs who received demand letters from General Dynamics have explored settlement alternatives, but have not reached settlement to date. The Company and other PRPs are awaiting completion of the RI/FS by General Dynamics before the initiation of formal PRP negotiations to address resolution of these alleged claims. While it is not possible at this time to determine with certainty the ultimate outcome of this case, the Company believes that the final resolution of all known claims, after taking into account amounts already accrued, will not have a material adverse effect on its financial condition, results of operations and cash flows.

Mallinckrodt Veterinary, Inc., Millsboro, Delaware. The Company previously operated a plant in Millsboro, Delaware (“the Millsboro Site”) that manufactured various animal healthcare products. In 2005, the Delaware Department of Natural Resources and Environmental Control found trichloroethylene (“TCE”) in the Millsboro public water supply at levels that exceeded the federal drinking water standards. Further investigation to identify the TCE plume in the ground water indicated that the plume has extended to property owned by a third party near the Millsboro Site. The Company, and other former owners, assumed responsibility for the Millsboro Site cleanup under the Alternative Superfund Program administered by the EPA. The Company and other PRPs entered into an Administrative Order on Consent with the EPA on May 10, 2010, which was subsequently amended in November 2010 and January 2011, to investigate the potential source of TCE contamination and to evaluate options to abate, mitigate or eliminate the release or threat of release of hazardous substances at the Millsboro Site. The Company, along with other parties, continues to conduct the studies and prepare remediation plans in accordance with the amended Administrative Order on Consent. While it is not possible at this time to determine with certainty the ultimate outcome of this matter, the Company believes that the final resolution of all known claims, after taking into account amounts already accrued, will not have a material adverse effect on its financial condition, results of operations and cash flows.

Coldwater Creek, Saint Louis County, Missouri. The Company is one of several companies named as defendants in six tort complaints (McClurg, et al. v. Mallinckrodt, Inc., et al., filed February 28, 2012; Adams, et al. v. Mallinckrodt, Inc., et al., filed April 10, 2012; Steinmann, et al. v. Mallinckrodt, Inc., et al., filed October 23, 2012; Schneider, et al. v. Mallinckrodt, Inc., et al., filed April 19, 2013; Vorce v. Mallinckrodt, Inc., et al., filed June 18, 2013; and Lange, et al. v. Mallinckrodt, Inc., et al., filed July 31, 2013) with numerous plaintiffs pending in the U.S. District Court for the Eastern District of Missouri. These cases allege personal injury for alleged exposure to radiological substances present in Coldwater Creek in Missouri. Plaintiffs lived in various locations in Saint Louis County, Missouri near Coldwater Creek. Radiological residues which may have been present in the creek have been remediated by the U.S. Army Corps of Engineers. The Company believes that it has meritorious defenses to these complaints and is vigorously defending against them. The Company is unable to estimate a range of reasonably possible losses for the following reasons: (i) the proceedings are in early stages; (ii) the Company has not received and reviewed complete information regarding the plaintiffs and their medical conditions; and (iii) there are significant factual issues to be resolved. While it is not possible at this time to determine with certainty the ultimate outcome of these cases, the Company believes that the final resolution of all known claims will not have a material adverse effect on its financial condition, results of operations and cash flows.

Products Liability Litigation

The Company is one of four manufacturers of Gadolinium-Based Contrast Agents, such as the Company’s Optimark product, involved in litigation alleging that administration of these agents causes development of nephrogenic systemic fibrosis in a small number of patients with advanced renal impairment. In May 2013, the Company agreed to terms of settlement with the plaintiffs in all of its previously disclosed lawsuits involving its Optimark product. These settlements resolved cases that were included in federal multi-district litigation pending in the U.S. District Court for the Northern District of Ohio (In re Gadolinium-Based Contrast Agents Product Liability Litigation, which was established on February 27, 2008) and cases in various state courts. These settlements did not have a material impact on the Company’s consolidated and combined financial statements.

Beginning with lawsuits brought in July 1976, the Company is also named as a defendant in personal injury lawsuits based on alleged exposure to asbestos-containing materials. A majority of the cases involve product liability claims based principally on allegations of past distribution of products containing asbestos. A limited number of the cases allege premises liability based on claims that individuals were exposed to asbestos while on the Company’s property. Each case typically names dozens of corporate defendants in addition to the Company. The complaints generally seek monetary damages for personal injury or bodily injury resulting from alleged exposure to products containing asbestos. The Company’s involvement in asbestos cases has been limited because it did not mine or produce asbestos. Furthermore, in the Company’s experience, a large percentage of these claims have never been substantiated and have been dismissed by the courts. The Company has not suffered an adverse verdict in a trial court proceeding related to asbestos claims and intends to continue to defend these lawsuits. When appropriate, the Company settles claims; however, amounts paid to settle and defend all asbestos claims have been immaterial. As of September 27, 2013, there were approximately 11,500 asbestos-related cases pending against the Company.

The Company estimates pending asbestos claims and claims that were incurred but not reported and related insurance recoveries, which are recorded on a gross basis in the consolidated and combined balance sheet. The Company’s estimate of its liability for pending and future claims is based on claims experience over the past five years and covers claims either currently filed or expected to be filed over the next seven years. The Company believes that it has adequate amounts recorded related to these matters. While it is not possible at this time to determine with certainty the ultimate outcome of these asbestos-related proceedings, the Company believes that the final outcome of all known and anticipated future claims, after taking into account amounts already accrued, along with recoveries from insurance, will not have a material adverse effect on its financial condition, results of operations and cash flows.

Asset Retirement Obligations

The Company has recorded asset retirement obligations for the estimated future costs primarily associated with legal obligations to decommission facilities within the Global Medical Imaging segment, including the facilities located in the Netherlands and Maryland Heights, Missouri. Substantially all of these obligations are included in other liabilities on the consolidated and combined balance sheets. The following table provides a summary of the changes in the Company’s asset retirement obligations for fiscal 2013 and 2012:

	2013	2012
Balance at beginning of period	$46.4	$45.9
Additions	0.4	—
Accretion expense	2.9	2.5
Payments	(0.2)	—
Currency translation	1.1	(2.0)

Balance at end of period	$50.6	$46.4

The Company believes that any potential payment of such estimated amounts will not have a material adverse effect on its financial condition, results of operations and cash flows.

Leases

The Company has facility, vehicle and equipment leases that expire at various dates. Rental expense under facility, vehicle and equipment operating leases related to continuing operations was $16.9 million, $15.5 million and $14.4 million for fiscal 2013, 2012 and 2011, respectively. The Company also has facility and equipment commitments under capital leases.

The following is a schedule of minimum lease payments for non-cancelable leases as of September 27, 2013:

	Operating Leases	Capital Leases
Fiscal 2014	$19.3	$1.5
Fiscal 2015	13.3	1.5
Fiscal 2016	10.4	0.4
Fiscal 2017	8.7	—
Fiscal 2018	4.8	—
Thereafter	10.2	—

Total minimum lease payments	$66.7	3.4

Less: interest portion of payments		(0.2)

Present value of minimum lease payments		$3.2

The Company exchanged title to $11.3 million of its plant assets in return for an equal amount of Industrial Revenue Bonds (“IRB”) issued by the Saint Louis County. The Company also simultaneously leased such assets back from Saint Louis County under a capital lease expiring December 2022, the terms of which provide the Company with the right of offset against the IRBs. The lease also provides an option for the Company to repurchase the assets at the end of the lease for nominal consideration. These transactions collectively result in a property tax abatement ten years from the date the property is placed in service. Due to right of offset, the capital lease obligation and IRB asset are recorded net in the consolidated and combined balance sheets and excluded from the above table. The Company expects that the right of offset will be applied to payments required under these arrangements.

Tax Matters

The income tax returns of the Company and its subsidiaries are periodically examined by various tax authorities. The resolution of these matters is subject to the conditions set forth in the Tax Matters Agreement between the Company and Covidien. Covidien has the right to administer, control and settle all U.S. income tax audits for periods prior to the Separation. While it is not possible at this time to determine with certainty the ultimate outcome of these matters, the Company believes that established liabilities are reasonable and that final resolution of these matters will not have a material adverse effect on its financial condition, results of operations and cash flows.

With respect to certain tax returns filed by predecessor affiliates of the Company and Covidien, the IRS has concluded its field examination for the years 1997 through 2000 and has proposed tax adjustments. Several of the proposed adjustments could also affect both Covidien’s and the Company’s income tax returns for years after 2000. Certain of the IRS’s proposed adjustments have been appealed, and all but one of the matters associated with the proposed tax adjustments have been resolved. The unresolved proposed adjustment asserts that substantially all of the predecessor affiliates’ intercompany debt originating during the years 1997 through 2000 should not be treated as debt for U.S. federal income tax purposes, and has disallowed interest deductions related to the intercompany debt and certain tax attribute adjustments recognized on the U.S. income tax returns. This matter is subject to the Company’s $200 million limitation for periods prior to September 29, 2012, as prescribed in the Tax Matters Agreement. While it is not possible at this time to determine with certainty the ultimate outcome of this matter, the Company believes that it will not have a material adverse effect on its financial condition, results of operations and cash flows.

Other Matters

The Company is a defendant in a number of other pending legal proceedings relating to present and former operations, acquisitions and dispositions. The Company does not expect the outcome of these proceedings, either individually or in the aggregate, to have a material adverse effect on its financial condition, results of operations and cash flows.